Loss Before Income Tax - Additional Information (Details) - Grunenthal			1 Months Ended			12 Months Ended
	Oct. 31, 2019 USD ($)	Sep. 10, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Obligation	Jun. 30, 2019 USD ($)
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received	$ 15,000,000			$ 15,000,000
Milestone payment received			$ 2,500,000
Upfront payment received and allocated				$ 15,000,000
Revenue recognized for right of use license of IP					$ 15,000,000
Revenue recognized relation to patent license agreement		$ 15,000,000					$ 0
R&D and CMC services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price						$ 85,000,000
Other Development Services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price						$ 10,000,000
IFRS 15
Disclosure Of Loss Before Income Tax Line Item
Number of performance obligations | Obligation						3
Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable						$ 132,500,000